Transactions with Related Parties Transactions with Related Parties Narrative (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 Property
Rate for administration fees	0.45%
Fees and Commissions, Other	$ 1,900,000	$ 1,700,000	$ 1,200,000
Additional fees and commissions paid	300,000
Construction Revenue			672,000
Management Fees Revenue	1,200,000	1,300,000	1,200,000
Placement Advisory Fees	150,000	300,000
Total Owners [Member] | Variable Interest Entity Primary Beneficiary
Number of Variable Interest Entities | Property				2
Farnam Capital Advisors, LLC (FCA)
Placement Advisory Fees	1,800,000	1,400,000	752,000
Majority-Owned Subsidiary, Unconsolidated [Member]
Payment for Administrative Fees	2,600,000	2,000,000	1,500,000
Affiliated Entity [Member]
Payment for Administrative Fees	53,000	$ 138,000	$ 144,000
Bent Tree [Member] | Affiliated Entity [Member]
Payment for Administrative Fees	$ 635,000